Segmented Information - Summary of Revenues and Expenses by Operating Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Revenues (note 21)	$ 3,317	$ 4,904	$ 24,633
Expenses
Cost of sales and other production expenses (note 8)	2,033	2,763	25,707
Manufacturing and purchase cost of product candidates used for R&D activities	27,533	37,044	38,667
R&D - Other expenses	29,293	38,070	46,191
Administration, selling and marketing expenses (note 22a)	38,552	45,283	29,448
Segment loss	(94,094)	(118,256)	(115,380)
Loss (gain) on foreign exchange	(668)	(1,451)	4,696
Finance costs (note 22b)	8,982	14,056	22,041
Loss (gain) on extinguishments of liabilities (notes 16, 18a)	(79)	92,374	(33,626)
Share of losses of an associate (note 25)			22
Change in fair value of financial instruments measured at fair value through profit or loss (note 15)	(850)	(1,140)	1,000
Impairment losses (note 24)	20,859	12,366	149,952
Net loss from continuing operations before taxes	(122,338)	(234,461)	(259,465)
Other information
Depreciation and amortization	8,447	8,858	4,539
Share-based payment expense	6,234	21,541	6,400
Operating Segments | Small Molecule Therapeutics
Disclosure Of Operating Segments [Line Items]
Revenues (note 21)	5	34
Expenses
Manufacturing and purchase cost of product candidates used for R&D activities	106	132	1,692
R&D - Other expenses	13,107	15,419	14,234
Administration, selling and marketing expenses (note 22a)	3,269	4,709	3,522
Segment loss	(16,477)	(20,226)	(19,448)
Other information
Depreciation and amortization	1,007	779	480
Share-based payment expense	2,153	4,782	1,270
Operating Segments | Plasma Derived Therapeutics
Disclosure Of Operating Segments [Line Items]
Revenues (note 21)	2,599	4,736	24,521
Expenses
Cost of sales and other production expenses (note 8)	1,905	2,633	25,297
Manufacturing and purchase cost of product candidates used for R&D activities	27,427	37,107	37,107
R&D - Other expenses	16,239	22,366	31,727
Administration, selling and marketing expenses (note 22a)	6,532	8,368	10,393
Segment loss	(49,504)	(65,738)	(80,003)
Other information
Depreciation and amortization	6,735	7,400	3,644
Share-based payment expense	558	4,390	1,524
Reconciliation to Statement of Operations
Disclosure Of Operating Segments [Line Items]
Revenues (note 21)	713	134	112
Expenses
Cost of sales and other production expenses (note 8)	128	130	410
Manufacturing and purchase cost of product candidates used for R&D activities		(195)	(132)
R&D - Other expenses	(53)	285	230
Administration, selling and marketing expenses (note 22a)	28,751	32,206	15,533
Segment loss	(28,113)	(32,292)	(15,929)
Other information
Depreciation and amortization	705	679	415
Share-based payment expense	$ 3,523	$ 12,369	$ 3,606